GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
General And Administrative Expenses Abstract
Salaries, wages and incidentals	$ 1,383	$ 1,080	$ 794
Share-based payment	1,651	550	260
Professionals and consultants	1,197	571	618
Rent, maintenance and insurance	504	249	131
Investor relations and business development	436	367	78
Other	314	346	377
General and administrative expense	$ 5,485	$ 3,163	$ 2,258